Consolidated Statements of Operations and Comprehensive Income (loss) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	470,484	595,422
Project costs	180,348	278,266
Equipment costs	184,931	204,475
Equipment operating lease expense	22,975	43,286
Depreciation	36,491	45,365
Gross profit	45,739	24,030
General and administrative expenses	39,901	42,579
Loss on disposal of property, plant and equipment	3,033	1,837
Loss (gain) on disposal of assets held for sale (note 9)	2,212	(90)
Amortization of intangible assets (note 12(b))	3,276	3,686
Equity in earnings of unconsolidated joint venture	0	(846)
Operating loss before the undernoted	(2,683)	(23,136)
Interest expense (note 21)	21,697	23,540
Foreign exchange (gain) loss	(156)	119
Unrealized gain on derivative financial instruments (note 16(a))	(6,551)	(4,017)
Loss on debt extinguishment (note 15(d))	6,476	0
Loss from continuing operations before income taxes	(24,149)	(42,778)
Income tax (note 10):
Current (benefit) expense	(2,438)	1,030
Deferred benefit	(3,664)	(11,312)
Net loss from continuing operations	(18,047)	(32,496)
Income from discontinued operations, net of tax (note 22)	87,231	18,823
Net income (loss)	69,184	(13,673)
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	27	(32)
Comprehensive income (loss)	69,211	(13,705)
Per share information from continuing operations
Net loss - basic (note 18) (in CAD per share)	(0.50)	(0.90)
Net loss - diluted (note 18) (in CAD per share)	(0.50)	(0.90)
Net income - basic (note 18) (in CAD per share)	2.41	0.52
Net income - diluted (note 18) (in CAD per share)	2.39	0.52
Net income (loss) - basic (note 18) (in CAD per share)	1.91	(0.38)
Net income (loss) - diluted (note 18) (in CAD per share)	1.89	(0.38)